Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Pooled Trust
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Amendment Flag	false
Central Index Key	0000875352
Delaware REIT Fund
Document and Entity Information:
Document Creation Date	Aug. 31, 2016
Document Effective Date	Aug. 31, 2016
Delaware REIT Fund | Class A
Document and Entity Information:
Trading Symbol	DPREX
Delaware REIT Fund | Class C
Document and Entity Information:
Trading Symbol	DPRCX
Delaware REIT Fund | Class R
Document and Entity Information:
Trading Symbol	DPRRX
Delaware REIT Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DPRSX
Delaware REIT Fund | Class R6
Document and Entity Information:
Trading Symbol	DPRDX